Concentration of Credit Risk - Additional Information (Detail) - TAIWAN, PROVINCE OF CHINA	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017
Concentration Risk [Line Items]
Cash maintained with one bank	99.30%	99.30%	98.80%
Maximum compensation insured per depositor	¥ 652,000	$ 3,000,000